SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 32.3%
	EQUITY - 2.6%
805,600	Alerian MLP ETF(a)	$ 38,652,688

	FIXED INCOME - 29.7%
98,500	Eaton Vance Floating-Rate ETF	4,953,073
1,141,400	First Trust Preferred Securities and Income ETF	19,814,704
138,100	FlexShares High Yield Value-Scored Bond Index Fund	5,579,240
61,400	Franklin Senior Loan ETF(a)	1,498,774
506,200	Global X US Preferred ETF	9,962,016
209,800	Invesco BulletShares 2024 High Yield Corporate	4,766,656
691,600	Invesco BulletShares 2025 High Yield Corporate Bond ETF	15,844,556
395,900	Invesco Variable Rate Preferred ETF	9,485,764
796,100	iShares 20+ Year Treasury Bond ETF	73,066,058
268,600	iShares Convertible Bond ETF	21,120,018
169,900	iShares iBonds 2024 Term High Yield and Income ETF	3,948,476
477,600	iShares Preferred and Income Securities ETF(a)	15,068,280
576,800	Janus Henderson AAA CLO ETF	29,347,584
62,000	Janus Henderson B-BBB CLO ETF(a)	3,049,160
93,500	PIMCO Active Bond ETF	8,515,980
408,400	SPDR Bloomberg Convertible Securities ETF	29,429,304
1,617,500	SPDR Bloomberg High Yield Bond ETF	152,481,725
227,700	SPDR Bloomberg International Treasury Bond ETF(a)	4,879,611
548,900	SPDR Portfolio High Yield Bond ETF(a)	12,750,947
25,200	Vaneck CLO ETF(a)	1,334,088
285,600	VanEck Vectors Preferred Securities ex Financials	4,940,880
197,000	Vanguard Long-Term Corporate Bond ETF(a)	14,944,420
		446,781,314

	TOTAL EXCHANGE-TRADED FUNDS (Cost $476,095,500)	485,434,002

	OPEN END FUNDS — 67.5%
	ALTERNATIVE - 5.6%
5,640,650	BlackRock Systematic Multi-Strategy Fund, Institutional Class	57,478,222
2,484,912	Metropolitan West Unconstrained Bond Fund, Class I	25,395,798

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 67.5% (Continued)
	ALTERNATIVE - 5.6% (Continued)
58,717	Victory Market Neutral Income Fund, Class I	$ 497,337
		83,371,357
	FIXED INCOME - 61.9%
9,629	Allspring Municipal Bond Fund, Institutional Class	93,787
5,431	American Century High Income Fund, Class I	46,165
10,836	Angel Oak Multi-Strategy Income Fund, Institutional Class	92,541
1,769,483	Aristotle Floating Rate Income Fund, Class I	16,845,481
3,631,431	BlackRock Floating Rate Income Portfolio, Institutional Class	35,152,252
4,376,541	BlackRock High Yield Bond Portfolio, Institutional Class	30,767,084
51	BlackRock High Yield Municipal Fund, Institutional Class	467
18,540	BlackRock National Municipal Fund, Institutional Class	187,255
2,860	BlackRock New York Municipal Opportunities Fund, Institutional Class	30,483
9,575,960	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	89,630,984
7,918	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	84,324
6	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	56
3	Columbia Total Return Bond Fund, Institutional Class	87
4,996,012	Credit Suisse Floating Rate High Income Fund, Institutional Class	31,674,718
662	Fidelity Capital & Income Fund, Class I	6,584
966,717	Holbrook Income Fund, Class I	9,386,821
1	JPMorgan Emerging Markets Debt Fund, Class I	7
11,682	JPMorgan Income Fund, Class I	98,008
351,760	Leader Capital High Quality Income Fund, Institutional Class	3,918,605
1,200	Medalist Partners MBS Total Return Fund, Institutional Class	10,031
11,366	Metropolitan West Total Return Bond Fund, Class I	101,387
501,218	Neuberger Berman Floating Rate Income Fund, Class I	4,721,478
9,652	Neuberger Berman Strategic Income Fund, Class I	93,813
9,471	Nuveen All-American Municipal Bond Fund, Class I	96,886
22,523	Nuveen Bond Index Fund, Institutional Class	213,292
7,698,096	Nuveen High Yield Municipal Bond Fund, Class I	117,318,984
1,884	Nuveen Intermediate Duration Municipal Bond Fund, Class I	16,732
1,482,854	Nuveen Preferred Securities Fund, Class I	22,687,668
10,037	Nuveen Short Duration High Yield Municipal Bond, Class I	99,161
32	Nuveen Strategic Income Fund, Class I	309
875,700	Palmer Square Income Plus Fund, Class I	8,748,243

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 67.5% (Continued)
	FIXED INCOME - 61.9% (Continued)
865,557	PGIM Floating Rate Income Fund, Class Z	$ 7,876,568
10,274	PIMCO Diversified Income Fund, Institutional Class	97,607
3,386,313	PIMCO Dynamic Bond Fund, Institutional Class	33,152,006
12,800	PIMCO Emerging Markets Bond Fund, Institutional Class	106,881
9,451	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	53,492
15,721	PIMCO High Yield Municipal Bond Fund, Institutional Class	133,787
17,440,390	PIMCO Income Fund, Institutional Class	182,775,286
7,705,264	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	75,588,638
482	PIMCO International Bond Fund Unhedged, Institutional Class	3,525
6,183,605	PIMCO Investment Grade Credit Bond Fund, Institutional Class	54,663,066
4,964	PIMCO Long-Term Credit Bond Fund, Institutional Class	43,432
719	PIMCO Low Duration Income Fund, Institutional Class	5,749
3,928	PIMCO Real Return Fund, Institutional Class	39,085
15,821,181	PIMCO Total Return Fund, Institutional Class	134,321,822
0(e)	Pioneer Strategic Income Fund, Class Y	0(d)
4,399,220	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	39,812,944
6,110	Putnam Ultra Short Duration Income Fund, Class Y	61,714
1,395,948	RiverNorth/DoubleLine Strategic Income Fund, Class I	12,186,625
15,832	TCW Emerging Markets Income Fund, Class I	101,801
1,961,883	TCW Total Return Bond Fund, Class I	15,283,069
1,192	Thornburg Strategic Income Fund, Class I	13,488
47,161	Western Asset Core Plus Bond Fund, Class I	432,935
		928,877,213

	TOTAL OPEN END FUNDS (Cost $974,200,960)	1,012,248,570

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.7%
	COLLATERAL FOR SECURITIES LOANED - 4.4%
65,723,599	First American Government Obligations Fund, Class X, 5.23% (Cost $65,723,599) (b)(c)	$ 65,723,599

	MONEY MARKET FUND - 0.3%
4,300,889	First American Government Obligations Fund, Class X, 5.23% (Cost $4,300,889) (c)	4,300,889

	TOTAL SHORT-TERM INVESTMENTS (Cost $70,024,488)	70,024,488

	TOTAL INVESTMENTS - 104.5% (Cost $1,520,320,948)	$ 1,567,707,060
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%	(67,123,030)
	NET ASSETS - 100.0%	$ 1,500,584,030

CLO	- Collateralized Loan Obligation
MLP	- Master Limited Partnership
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $64,206,228.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $65,723,599 at June 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(d)	Amount rounds to less than $1 USD.
(e)	Amount rounds to less than one share.